OTHER OPERATING INCOME - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	£ 2	£ 8	£ (17)
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	21	12	(14)
Net gain on equity index-linked deposits and the related economic hedges	0	0	0
Gain (loss) on repurchase of debt securities and subordinated liabilities	0	4
Losses on disposals of property, plant and equipment	8	0	7
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	£ (21)	£ (12)	£ 14